Investment In Millburn Multi-Markets Trading L.P. (Schedule Of Capital Withdrawls Payable) (Details) - Millburn Multi-Markets Trading L.P. [Member] - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Schedule of Equity Method Investments [Line Items]
Capital withdrawals payable	$ 6,223,896	$ 1,551,666
Direct Investors [Member]
Schedule of Equity Method Investments [Line Items]
Capital withdrawals payable	3,294,748	142,581
Direct Investors [Member] | General Partner [Member]
Schedule of Equity Method Investments [Line Items]
Capital withdrawals payable	300,000
U.S. Feeder [Member]
Schedule of Equity Method Investments [Line Items]
Capital withdrawals payable	2,876,148	1,304,389
Cayman Feeder [Member]
Schedule of Equity Method Investments [Line Items]
Capital withdrawals payable	$ 53,000	$ 104,696